Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 3,315	$ 1,845
Unpaid restructuring charges	600	600
Advances to affiliates
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	400	0
Employee severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges		2,900	$ 1,800
Employee severance | Advances to affiliates
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 400